Property and Equipment, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
6. Property and Equipment, Net
Property and equipment, net consists of the following (in thousands):

	September 30, 2023	December 31, 2022
Computer software and web development	$230,758	$236,533
Computer equipment	23,539	24,240
Buildings	5,158	5,158
Leasehold improvements	4,600	4,600
Furniture, fixtures and equipment	1,207	1,222
Computer software and web development projects in-process	1,045	5,147

Property and equipment, gross	266,307	276,900
Less: Accumulated depreciation	(215,979)	(202,753)

Total property and equipment, net	$50,328	$74,147

During the three and nine months ended September 30, 2022, primarily due to the consolidation of the Company’s digital platforms and office lease assignment, the Company disposed of certain property and equipment no longer in use. The Company recognized a net loss of $0.3 million and $0.7 million during the three and nine months ended September 30, 2022, respectively. There were no similar dispositions in the three and nine months ended September 30, 2023.
The Company recorded depreciation expense related to property and equipment in the following expense categories of its unaudited condensed consolidated statements of operations as follows (in thousands):

	Three months ended September 30,		Nine months ended September 30,
	2023	2022	2023	2022
Cost of revenue	$4,582	$5,068	$14,791	$21,892
Selling and marketing	—	—	—	381
Enterprise technology and development	3,902	7,676	12,768	22,611
General and administrative	1	1	2	242

Total depreciation	$8,485	$12,745	$27,561	$45,126

Note 7. Property and Equipment, Net
Property and equipment, net consists of the following (in thousands):

	December 31,
	2022	2021
Computer software	$236,533	$231,943
Computer equipment	24,240	23,691
Buildings	5,158	5,158
Leasehold improvements	4,600	5,157
Furniture, fixtures and equipment	1,222	2,442
Computer software and web development projects in-process	5,147	26,490

Property and equipment, gross	276,900	294,881
Less: Accumulated depreciation	(202,753)	(181,783)

Property and equipment, net	$74,147	$113,098

During the year ended December 31, 2022, primarily due to the consolidation of the Company’s digital platforms and office lease assignment, the Company disposed of certain property and equipment no longer in use. The Company recognized a net loss related to these disposals of $1.2 million during the year ended December 31, 2022, which is reflected in nutrition and other cost of revenue and technology and development, general and administrative, and restructuring expenses in the consolidated statements of operations.

The Company recorded depreciation expense related to property and equipment in the following expense categories of its consolidated statements of operations as follows (in thousands):

	Year Ended December 31,
	2022	2021	2020
Cost of revenue	$27,137	$18,160	$13,619
Selling and marketing	381	1,471	2,220
Enterprise technology and development	28,833	25,290	21,274
General and administrative	242	4,104	3,014

Total depreciation	$56,593	$49,025	$40,127